TAXATION - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current taxation
Current year	$ 447	$ 233	$ 199
Prior year under (over) provision	7	(17)	32
Current taxation	454	217	231
Deferred taxation
Current year	170	92	46
Prior year (over) under provision	(1)	10	4
Deferred taxation	169	68	(10)
Income tax expense	623	285	221
South Africa
Current taxation
Impairment and disposal of tangible assets	0	1	0
Current taxation
Deferred taxation
Impairment and disposal of tangible assets	$ 0	$ (34)	$ (60)